Hundredfold Select Alternative Fund
Hundredfold Select Alternative Fund
Investment Objective
The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hundredfold Select Alternative Fund		Hundredfold Select Alternative Fund Service Class	Hundredfold Select Alternative Fund Investor Class Shares
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		1.00%	none
Operating Services Fee		0.45%	0.45%
Shareholder Servicing Fees			0.10%
Other Expenses		0.45%	0.55%
Acquired Fund Fees and Expenses	[1]	0.55%	0.55%
Total Annual Fund Operating Expenses	[2]	3.00%	2.10%
[1]	These expenses are based on estimated amounts for the Funds current fiscal year.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratios to Average Net Assets: Net Expenses provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Hundredfold Select Alternative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Hundredfold Select Alternative Fund Service Class	303	927	1,577	3,318
Hundredfold Select Alternative Fund Investor Class Shares	213	658	1,129	2,431

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 418 % of the average value of its portfolio.

Principal Investment Strategy

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.) Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other investment companies.  It may also seek exposure to securities of foreign issuers.

The Select Alternative Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily include government securities, asset-backed debt securities, mortgaged-backed securities and debt securities rated below investment grade, also known as “junk bonds”. The Fund invests in equity securities without consideration to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell securities prior to or early in downward trends in the value of such securities. There is no limit on the amount of the Fund’s assets that may be invested in derivative instruments or used to cover short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques that allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Fund’s adviser, Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”) can guarantee that the Fund will achieve its objective. (Collectively, the Subadviser and Advisors Preferred are referred to herein as “Advisers” in certain circumstances.) In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains, and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield securities may have speculative characteristics. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies Risk and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts , may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

Because the Fund has only recently commenced investment operations of Investor Class shares, no performance information is available for Investor Class shares. The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance of its Service Class shares from calendar year to calendar year. The table shows how the Service Class shares’ average annual returns for the one-year, five- year and since inception periods compare with those of a broad-based market index for the same periods. Returns for Investor Class shares would have substantially similar annual returns as Service Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The S&P 500 Index shows how the Fund compared with the performance of a widely used securities index during the periods shown. The Barclays Capital U.S. Aggregate Bond Index shows how the performance of stocks compared with bonds during the same periods. Prior to June 11, 2007, the Fund pursued a different investment objective and strategy; therefore, performance results presented for periods prior to that date reflect the performance of the prior strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Gemini Fund Services or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Predecessor Fund”) to a series of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

Service Class Shares Annual Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –5.37% for the quarter ended March 31, 2008. The year-to-date return of the Service Class Shares for the nine-month period ended September 30, 2012 was 8.89%.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Hundredfold Select Alternative Fund	1 Year	5 Years	Since Inception	Inception Date
Hundredfold Select Alternative Fund Service Class	4.01%	6.28%	5.70%	Sep. 01, 2004
Hundredfold Select Alternative Fund Service Class After Taxes on Distributions	2.25%	5.29%	4.49%
Hundredfold Select Alternative Fund Service Class After Taxes on Distributions and Sales	2.79%	4.97%	4.29%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.51%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.88%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Hundredfold Select Global Fund
Hundredfold Select Global Fund
Investment Objective
The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hundredfold Select Global Fund Hundredfold Select Global Fund Service Class
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		1.00%
Operating Services Fee		0.45%
Other Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	0.41%
Total Annual Fund Operating Expenses	[2]	2.86%
[1]	These expenses are based on estimated amounts for the Funds current fiscal year.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratios to Average Net Assets: Net Expenses provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hundredfold Select Global Fund Hundredfold Select Global Fund Service Class	289	886	1,508	3,185

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1 , 979 % of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.

Principal Investment Strategy

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world. The Fund will invest directly in developed and emerging market countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. The Fund may invest in international equity and debt securities directly or indirectly through securities that invest in or are a derivative of international equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies and other investment companies. The Fund may invest directly in individual foreign securities or indirectly through American Depository Receipts (“ADRs”). Although the Fund may invest in domestic equity and debt securities, it will primarily invest in international equity and debt securities, including junk bonds.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities. The Subadviser will analyze the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend. The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to target securities.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts , may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market index for the same periods. The performance of the S&P 500 Index shows how the Fund compared with the performance of a widely used U.S. securities index during the period shown, while the MSCI World Index shows how the performance of a broad-based world index compared against a broad-based U.S. stock index during the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Global Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Global Predecessor Fund and, therefore, the performance information includes performance of the Select Global Predecessor Fund.

Service Class Shares Annual Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 17.57% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –13.27% for the quarter ended September 30, 2008.  The year-to-date return of the Service Class Shares for the nine-month period ended September 30, 2012 was -1.35%.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Hundredfold Select Global Fund	1 Year	5 Years	Since Inception	Inception Date
Hundredfold Select Global Fund Service Class	(20.46%)	(4.15%)	3.26%	Sep. 27, 2004
Hundredfold Select Global Fund Service Class After Taxes on Distributions	(20.46%)	(5.27%)	1.27%
Hundredfold Select Global Fund Service Class After Taxes on Distributions and Sales	(13.30%)	(3.98%)	1.83%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.94%
MSCI World Index (Reflects no deduction for fees, expenses or taxes)	(7.61%)	(4.43%)	1.85%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Hundredfold Select Equity Fund
Hundredfold Select Equity Fund
Investment Objective
The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hundredfold Select Equity Fund Hundredfold Select Equity Fund Service Class
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		1.00%
Operating Services Fee		0.45%
Other Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[2]	2.68%
[1]	These expenses are based on estimated amounts for the Funds current fiscal year.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratios to Average Net Assets: Net Expenses provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hundredfold Select Equity Fund Hundredfold Select Equity Fund Service Class	271	832	1,420	3,012

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2 , 277 % of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% in equity securities or derivatives of such securities. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Fund may also seek exposure to securities of foreign issuers. Although the Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (‘‘ETFs”), naked and covered options on such instruments, currencies, and other investment companies. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities. The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities. When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Equity Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Equity Predecessor Fund and, therefore, the performance information includes performance of the Select Equity Predecessor Fund.

Service Class Shares Annual Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended September 30, 2009 and its lowest calendar quarter return was –10.07% for the quarter ended March 31, 2008. The year-to-date return of the Service Class Shares for the nine-month period ended September 30, 2012 was 5.03%.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Hundredfold Select Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Hundredfold Select Equity Fund Service Class	(14.66%)	(1.49%)	1.37%	Oct. 11, 2004
Hundredfold Select Equity Fund Service Class After Taxes on Distributions	(14.66%)	(2.06%)	0.037%
Hundredfold Select Equity Fund Service Class After Taxes on Distributions and Sales	(9.53%)	(1.54%)	0.65%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.68%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

SFG Futures Strategy Fund
SFG Futures Strategy Fund
Investment Objective

The primary investment objective of the SFG Futures Strategy Fund (the “Fund”) is long-term growth of capital aimed to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 15 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SFG Futures Strategy Fund	SFG Futures Strategy Fund Class N	SFG Futures Strategy Fund Class A	SFG Futures Strategy Fund Class C	SFG Futures Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	none	4.50%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SFG Futures Strategy Fund		SFG Futures Strategy Fund Class N	SFG Futures Strategy Fund Class A	SFG Futures Strategy Fund Class C	SFG Futures Strategy Fund Class I
Management Fees		1.55%	1.55%	1.55%	1.55%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Underlying Pool Feeder Expenses		1.86%	1.86%	1.86%	1.86%
Other Expenses	[1]	48.51%	47.96%	13.69%	2.75%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		50.52%	49.97%	16.45%	4.51%
Fee Waiver/Expense Reimbursement		48.43%	47.88%	13.61%	2.67%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	2.09%	2.09%	2.84%	1.84%
[1]	Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools; however, Other Expenses do include the costs of Underlying Pool feeders when used to facilitate specially negotiated management fees. The Fund estimates that Underlying Pool expenses, if presented, would be 1.86%, which would be in addition to the Funds Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.95%, 3.95%, 4.70%, and 3. 70% for Class N, Class A, Class C and Class I shares, respectively. This estimate does not include performance-based fees, which cannot be meaningfully estimated. The expenses of the Funds wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Pursuant to an operating expense limitation agreement between Solutions Funds Group, Inc. (the Adviser) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) for the Fund do not exceed 1.88%, 1.88%, 2.63%, and 1.63%, of the Funds average net assets, for Class N, Class A, Class C, and Class I shares, respectively, through December 31, 2013. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Funds operating expenses to exceed the expense cap.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SFG Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
SFG Futures Strategy Fund Class N	212	6,416	8,257	8,997
SFG Futures Strategy Fund Class A	652	6,554	8,341	9,078
SFG Futures Strategy Fund Class C	287	3,274	5,617	9,492
SFG Futures Strategy Fund Class I	187	1,122	2,066	4,468

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 130 % of the average value of the portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objectives using two principal strategies:

•

Global Macro Managed Futures Strategy: The global macro managed futures strategy (the “Managed Futures Strategy”) seeks to provide returns non-correlated with traditional portfolios through allocation (through one or more Underlying Pools, as defined below) to exchange traded and U.S. Commodity Futures Trading Commission (“ CFTC ”) approved financial instruments. Implementation of the strategy is based on multiple forms of diversification: 1) across market sectors; 2) across geography; 3) across investment horizon; and 4) across tactical strategies such as trend following and mean reversion. The fundamental strategy will be deployed by allocating assets to multi-strategy single portfolio managers and/or one or more commodity pools (each an “Underlying Pool”), including one or more Underlying Pools operated by Efficient Capital Management, LLC (“Efficient Capital Management). Efficient Capital Management, as manager of one or more Underlying Pools, allocates to commodity trading advisors (each a “CTA”) – via separately managed accounts - according to the CTA’s correlation to the Underlying Pool’s overall portfolio. Each Underlying Pool invests according to such Underlying Pool manager’s trading strategy, and will generally trade a diversified portfolio of commodity interests, including but not limited to: futures contracts, forward contracts, listed options and foreign exchange. Trade duration spans across various time frames and could last over one year. Quantitative models driven mainly by volatility and correlation measurements are employed to control investment biases on the decisions that determine the portfolio’s leverage and entry and exit trade signals.

The Fund will execute its Managed Futures Strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in Underlying Pools. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures as the Fund.

•

Absolute Return Strategy: The Fund ’s absolute return strategy (the “Absolute Return Strategy”) utilizes strategies and investment techniques aimed to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations). Such strategies may have low sensitivity to traditional markets because they seek opportunities and risks that are unrelated to traditional markets.

The Fund pursues its Absolute Return Strategy by aiming to provide exposure to several sub- strategies.  Utilizing a well-diversified portfolio of instruments, the Fund seeks exposure to the following sub-strategies:  Convertible Arbitrage, Event Driven Arbitrage, Fixed Income Arbitrage, Equity Market Neutral and Long/Short Equity.  Through exposure to these sub-strategies, the Fund attempts to generate positive absolute returns over time.  The Fund implements these sub-strategies by investing in publicly traded ETFs, ETNs or open-end mutual funds that are linked to a specific index, along with fixed income securities, as part of the overall Absolute Return Strategy.

The Adviser, at its sole discretion, will determine how the Fund allocates its hedge fund exposure with respect to investments made in connection with the replication strategy.  The allocation weightings may vary from time to time depending on market conditions and other factors.

Principal Investment Risks

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•

Commodities Risk :  Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•

Derivatives Risk: The Underlying Pool’s use of derivative instruments exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.

•

Fixed Income Securities Risks :  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

•

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

•

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

General Market Risk : The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

•

High Portfolio Turnover Risk: The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains, and may adversely affect the Fund’s performance.

•

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Leverage Risk: Using derivatives to increase the Underlying Pools’ combined long and short exposure creates leverage, which can magnify the Underlying Pools’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Underlying Pools’ (and, indirectly, the Fund’s) share price.

•

Limited History of Operations: The Fund has a limited history of operation. In addition, the A dvis e r is recently formed and has limited experience managing a mutual fund.

•

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Risks of Exchange Traded Funds: Investment in an exchange-traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Investments in ETFs also add an extra layer of expenses.

•

Risks of Exchange Traded Notes:   Exchange-traded notes (ETNs) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs.

•

Investments in Other Investment Companies: The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest.  When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

•

Management Risk :  The risk that investment strategies employed by the Advis e r in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Non-Diversification Risk : A non-diversified fund may invest a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

•

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advis e r’s or an underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

•

Strategy Risk :  The risk that investment strategies employed by the Advis e r in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•

Regulatory Change Risk :  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator ” or “CPO” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.   However, as of December, 31, 2012, the Adviser no longer qualifies for the exclusion from the definition of CPO and is required to register with the CFTC. Accordingly, the Adviser has filed its application for registration as a CPO, and its registration, as of the date of this prospectus, was pending with the CFTC.  In February of 2012, the CFTC issued proposed revisions to its requirements for investment advisers to mutual funds who will be subject to dual regulation by the U.S. Securities and Exchange Commission (“SEC”) and the CFTC. However, these proposals have not been finalized. Once they have been finalized, the Adviser will be required to comply with such provisions with respect to the Fund. Such compliance will likely increase the costs associated with an investment in the Fund. Ongoing changes to SEC and CFTC regulation could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

•

Tax Risk : Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts , may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

•

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager.  Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other managers and the Underlying Pool’s overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

•

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Adviser has, on behalf of the Subsidiary, filed with the National Futures Association a notice claiming exemption from the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC Regulations.  The CFTC regulations provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 855-256-0149. The year-to-date return of Class A Shares for the nine-month period ended September 30, 2012 was (2.70%).